Net Periodic Pension Expense of U.S. Plan, Non-U.S. Plans, and Supplemental Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit
Defined Benefit plan Net periodic benefit cost
Service Cost	$ 42.8	$ 37.9	$ 33.1
Interest Cost	40.8	36.9	33.4
Expected Return on Plan Assets	(78.8)	(73.2)	(59.7)
Amortization:
Net Loss	26.0	20.0	12.2
Prior Service Cost	1.6	1.6	1.2
Net Periodic Pension Expense (Benefit)	32.4	23.2	20.2
Weighted-Average Assumptions:
Discount Rates	5.50%	6.00%	6.25%
Rate of Increase in Compensation Level	4.02%	4.02%	4.02%
Expected Long-Term Rate of Return on Assets	8.00%	8.00%	8.00%
Foreign Pension Plans, Defined Benefit
Defined Benefit plan Net periodic benefit cost
Service Cost		1.8	3.8
Interest Cost	6.5	6.9	6.7
Expected Return on Plan Assets	(8.3)	(8.3)	(8.1)
Gain on Plan Curtailment		(2.2)
Amortization:
Net Loss	0.2	0.5	1.3
Net Periodic Pension Expense (Benefit)	(1.6)	(1.3)	3.7
Weighted-Average Assumptions:
Discount Rates	5.58%	6.05%	5.80%
Rate of Increase in Compensation Level		4.31%	4.15%
Expected Long-Term Rate of Return on Assets	6.27%	6.60%	6.66%
Supplemental Employee Retirement Plans, Defined Benefit
Defined Benefit plan Net periodic benefit cost
Service Cost	3.2	3.2	2.6
Interest Cost	4.4	4.8	3.9
Amortization:
Net Loss	5.6	6.0	3.9
Prior Service Cost	0.4	0.1	(0.1)
Net Periodic Pension Expense (Benefit)	$ 13.6	$ 14.1	$ 10.3
Weighted-Average Assumptions:
Discount Rates	5.50%	6.00%	6.25%
Rate of Increase in Compensation Level	4.02%	4.02%	4.02%